Document and Entity Information	Jan. 30, 2021
Cover [Abstract]
Entity Registrant Name	CENTURY BANCORP INC
Amendment Flag	false
Entity Central Index Key	0000812348
Document Type	8-K
Document Period End Date	Jan. 30, 2021
Entity Incorporation State Country Code	MA
Entity File Number	0-15752
Entity Tax Identification Number	04-2498617
Entity Address, Address Line One	400 Mystic Avenue
Entity Address, City or Town	Medford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02155
City Area Code	(781)
Local Phone Number	391-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $1.00 par value
Trading Symbol	CNBKA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false